Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2022
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2022 and 2021:

Revenue

in € THOUS

	For the three months ended
	September 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,973,255	109,145	4,082,400	3,424,066	105,543	3,529,609
Health care products	989,256	24,510	1,013,766	889,217	22,540	911,757
Total	4,962,511	133,655	5,096,166	4,313,283	128,083	4,441,366

	For the nine months ended
	September 30,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	11,106,053	365,074	11,471,127	9,962,881	292,408	10,255,289
Health care products	2,850,964	79,124	2,930,088	2,629,629	86,743	2,716,372
Total	13,957,017	444,198	14,401,215	12,592,510	379,151	12,971,661

b)    Research and development expenses

Research and development expenses of €166,575 for the nine months ended September 30, 2022 (for the nine months ended September 30, 2021: €153,024) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €7,182 (for the nine months ended September 30, 2021: €4,380).

c)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2022 and 2021:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	230,100	273,044	534,601	740,567

Denominators:
Weighted average number of shares outstanding	293,413,449	292,986,093	293,190,145	292,926,425
Potentially dilutive shares	—	144,984	—	136,811

Basic earnings per share	0.78	0.93	1.82	2.53
Diluted earnings per share	0.78	0.93	1.82	2.53

d)    Impacts of severe acute respiratory syndrome coronavirus 2 (“COVID-19”)

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €275,355 and €20,416 for the nine months ended September 30, 2022 and 2021, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. During the nine months ended September 30, 2022, the Company received an additional $234,411 (€220,344) in U.S. Department of Health and Human Services funding available for health care providers affected by the COVID-19 pandemic.

The remaining amount of U.S. government grants received recorded in deferred income was $9,127 (€9,363) and $62,176 (€54,897) at September 30, 2022 and December 31, 2021, respectively. The Company also recorded a contract liability for advance payments received under the Center for Medicare and Medicaid (“CMS”) Accelerated and Advance Payment program which is currently recorded within current provisions and other current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $15,925 (€16,336) and $442,568 (€390,754) as of September 30, 2022 and December 31, 2021, respectively.